Summary of Significant Accounting Policies - Summary of Class A ordinary shares reflected in the balance sheet (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 07, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Gross proceeds	$ 230,000,000
Class A ordinary shares subject to possible redemption		$ 240,372,461	$ 237,775,823	$ 234,600,000
Class A Ordinary Shares [Member]
Temporary Equity [Line Items]
Gross proceeds			230,000,000	230,000,000
Proceeds allocated to Public Warrants			(10,810,000)	10,810,000
Class A ordinary shares issuance costs			(14,483,021)	14,483,021
Accretion of carrying value to redemption value		2,596,638	33,068,844	29,893,021
Class A ordinary shares subject to possible redemption		$ 240,372,461	237,775,823	$ 234,600,000
Class A Ordinary Shares [Member] | Previously Reported [Member]
Temporary Equity [Line Items]
Accretion of carrying value to redemption value			$ 3,175,823